Schedule of components of accrued expenses (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
– Staff costs	$ 83,096	$ 67,917
– Others	613,870	13,184
Total	$ 696,966	$ 81,101